Condensed Consolidated Statements of Comprehensive Income (Loss) (USD $) In Thousands, unless otherwise specified	9 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
Net income (loss)	$ 15,850	$ (16,738)	$ (20,613)	$ (17,806)
Other comprehensive income (loss):
Unrealized gains (loss) on securities available-for-sale, net of tax	(16)			2
Foreign currency translation income (loss), net of tax	3	(1)	12	(3)
Total other comprehensive income (loss)	(13)	(1)	12	(1)
Comprehensive income (loss)	$ 15,837	$ (16,739)	$ (20,601)	$ (17,807)